Shareholders' equity, net - Additional information (Details)							1 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 29, 2019 USD ($) $ / shares	Apr. 24, 2018	Mar. 23, 2018 USD ($) $ / shares	Jan. 15, 2017	Feb. 16, 2016 USD ($)	Jan. 02, 2018	Dec. 31, 2019 S/ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 S/ / shares $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016	Dec. 31, 2019 $ / shares shares	Jun. 14, 2018 shares	Dec. 31, 2009 $ / shares	Jul. 11, 2003 $ / shares
Disclosure of Shareholders' equity, net [Line Items]
Trading frequency									25.00%		35.00%
Par value per share | $ / shares																$ 2.83	$ 0.54
Increase in legal reserves | $									$ 53,000		$ 44,000	$ 327,000
Dividends declared to non controlling interest | $									$ 6,500,000		$ 5,560,000	$ 6,036,000
Total number of common and investment shares outstanding									253,986,867		253,986,867	253,986,867
Quoted price per equity share | $ / shares										$ 20.80	$ 20.80			$ 19.30
Number of shares outstanding								350,056,012						350,056,012
Number of shares authorised								350,056,012						350,056,012
Number of shares issued								350,056,012						350,056,012
Dividend Declared | $		$ 150,000,000		$ 200,000,000
Dividend Declared Per Share | $ / shares		$ 0.428503		$ 0.571337
Withholding Taxes Percentage	4.10%		4.10%
Applicable Dividend Distribution Tax Rate									5.00%
Bottom of range [member]
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage									10.00%
Top of range [member]
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage									20.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Shareholders' equity, net [Line Items]
Withholding tax rate, Percent					5.00%
Ordinary shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares								S/ 47.77		$ 53.60
Par value per share | S/ / shares								S/ 10.00
Number of shares outstanding								274,889,924						274,889,924
investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares								S/ 16.00		$ 19.60
Par value per share | S/ / shares								S/ 10.00
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares issued															63,922,565
Dividend Declared | $						$ 300,000,000
Applicable Dividend Distribution Tax Rate							5.00%						6.80%